Exhibit 99.1

KPMG LLP

Suite 700

20 Pacifica

Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

DriveTime Automotive Group, Inc.

Bridgecrest Acceptance Corporation (together, the “Company”)

Wells Fargo Securities, LLC

Deutsche Bank Securities Inc.

Guggenheim Securities, LLC

(together, with the Company, the “Specified Parties”)

Re: DT Auto Owner Trust 2017-1, Asset-Backed Notes (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to a pool of automobile retail installment sale contracts which we were informed are intended to be included as collateral in the offering of the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below, either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•	The term “Auto Loans” means auto loans secured by used automobiles, light duty trucks, vans and minivans.

•	The term “Data File” means an electronic data file, provided to us by the Company on January 9, 2017, containing certain information related to 30,728 Auto Loans and their related attributes as of December 31, 2016.

•	The term “Selected Loans” means a sample of 150 Auto Loans which we were instructed by the Company to randomly select from the Data File. A listing of the Selected Loans is attached hereto as Exhibit A. The Specified Parties did not inform us as to the basis for how they selected the number of Auto Loans that we were instructed to randomly select from the Data File.

•	The term “Loan File” means some or all of the following documents: Installment Sale Contract, Modification Agreement, “Customer Note Inquiry” screen print, Interest Rate Buydown Letter, Proof of Change of Residency, Borrower’s Driver License, Certificate of Title, Title Application, Lessor’s Report of Sale, Notice of Security Interest Filing, Notice of Lien Application, Dealer’s Reassignment of Title, Title Receipt Document, Vintek Lien and Title Information Report, Lien Receipt Document, Certificate of Registration, Credit Application, Lien Entry Form, Title Lien Statement, Agreement to Provide Insurance, and/or Proof of Insurance. The Loan File, furnished to us by the Company, was represented by the Company to be either the original Loan File, a copy of the original Loan File, and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of these documents or the execution of the Installment Sale Contract or Modification Agreement by the borrower.

The Company is responsible for the Data File.

For each of the Selected Loans, we compared the attributes listed below contained in the Data File to the corresponding information contained in or derived from a copy of the applicable Loan File. The Specified Parties indicated that the absence of any of the Loan File documents noted below or the inability to agree the indicated information from the Data File to the applicable Loan File for each of the attributes identified constituted an exception. The Loan File documents are listed in the order of priority until such attribute was compared.

Attribute	Loan File
Borrower Name	Installment Sale Contract
Original Amount Financed	Installment Sale Contract, Modification Agreement, or “Customer Note Inquiry” screen print
Original Term (Recomputed Original Term)	Installment Sale Contract and instructions provided by the Company described below
Scheduled Monthly Payment	Installment Sale Contract or Interest Rate Buydown Letter
Annual Percentage Rate (“APR”)	Installment Sale Contract or Interest Rate Buydown Letter
New vs. Used	Installment Sale Contract
Origination Date	Installment Sale Contract
First Payment Date	Installment Sale Contract
Original Maturity Date	Installment Sale Contract or Modification Agreement
Borrower’s State	Installment Sale Contract, Proof of Change of Residency, or Borrower’s Driver License

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Attribute	Loan File

Legal Owner or Lien Holder Name	Certificate of Title, Title Application, Lessor’s Report of Sale, Notice of Security Interest Filing, Notice of Lien Application, Dealer’s Reassignment of Title, Title Receipt Document, Vintek Lien and Title Information Report, Lien Receipt Document, or Certificate of Registration
Presence of Credit Application	Credit Application
Presence of Certificate of Title	Certificate of Title, Title Application, Notice of Security Interest Filing, Notice of Lien Application, Vintek Lien and Title Information Report, Lien Entry Form, Certificate of Registration, or Title Lien Statement
Presence of Agreement to Provide Insurance	Agreement to Provide Insurance or Proof of Insurance
Presence of Truth-in-Lending Disclosure Statement	Installment Sale Contract

For purposes of comparing Original Term, we were instructed by the Company to recompute the Original Term (the “Recomputed Original Term”) using the First Payment Date appearing on the Installment Sale Contract and the Original Maturity Date appearing on the Installment Sale Contract or Modification Agreement. We compared the Recomputed Original Term to the corresponding information appearing in the Data File.

For procedures performed related to the Presence of Credit Application, Presence of Certificate of Title, Presence of Agreement to Provide Insurance, and Presence of Truth-in-Lending Disclosure Statement, we performed no procedures related to the validity of such Loan File documents.

The information regarding the Selected Loans was found to be in agreement with the respective information contained in the Loan Files, except as noted in Exhibit B. There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination, or review, the objective of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information indicated in the Data File and information and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Auto Loans, (ii) the reliability or accuracy of the Data File, the Loan Files, or any data and documents furnished to us by the Company which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Auto Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Auto Loans being securitized, (iii) the compliance of the originator of the Auto Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Auto Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

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The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

January 26, 2017

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Exhibit A
The Selected Loans

Selected		Selected		Selected
Loan		Loan		Loan
Number	Loan ID	Number	Loan ID	Number	Loan ID
1	103016365401	51	142001735004	101	103017387001
2	104018421002	52	133002847401	102	104018286101
3	107005884101	53	124001905601	103	105014557601
4	112012293801	54	119010257201	104	105014436801
5	115009050501	55	119009550101	105	112012438202
6	119010344601	56	119010212601	106	115008043801
7	115008986101	57	115008340601	107	104018506001
8	123002149201	58	104018695501	108	106014258902
9	119010013601	59	105014556801	109	104018289701
10	137002761401	60	103017102801	110	104017733001
11	142002037301	61	104017844301	111	104018109702
12	138002843301	62	103016854902	112	104017370102
13	138002860301	63	103016998701	113	104018298701
14	142001980301	64	104018602001	114	108016223301
15	173001749401	65	112011252002	115	108016388501
16	174000020801	66	104018088101	116	112012159101
17	173001667301	67	104018013801	117	112012500201
18	173000976401	68	103016961501	118	112012169201
19	138002795701	69	103016955001	119	112012383101
20	166000713401	70	106015006302	120	112012569801
21	133002883001	71	124001522202	121	119010106901
22	133002915501	72	131000751102	122	119010180601
23	133002917001	73	138002692301	123	133002872101
24	138002817501	74	124001050401	124	138002884801
25	137002817101	75	137002624701	125	138002828401
26	133002930201	76	138002600801	126	173001631001
27	119009573202	77	137002868801	127	166000530901
28	124001431202	78	151000036101	128	153000859101
29	119010288501	79	138002927301	129	173001654501
30	104018745601	80	138002725502	130	153000763701
31	103016626601	81	138002732301	131	137002901101
32	104016834501	82	167000307403	132	142001709102
33	103016105802	83	137002734401	133	133002938901
34	103016691203	84	138002669401	134	131001037001
35	104017816001	85	131001081401	135	132000975701
36	104018255201	86	137002100301	136	112012529801
37	105014516001	87	132000940701	137	124001739601
38	112012108501	88	131000257101	138	119009506901
39	119009790102	89	137002839501	139	119009700801
40	137002862201	90	133002863201	140	119008405503
41	138002769101	91	119010180401	141	112012493801
42	137002903101	92	132000904301	142	108015981901
43	172000006201	93	115009007001	143	106014887701
44	173001678601	94	119009656701	144	108016449301
45	153001019601	95	104018334402	145	105014378001
46	173001574901	96	103017092101	146	105014319601
47	146000145601	97	103016186201	147	103016253901
48	166000725901	98	103015620901	148	103017155201
49	137002712201	99	103016733901	149	103017282901
50	142002118101	100	103017289801	150	103016275803

Exhibit B
Exception List

Selected Loan Number	Loan ID	Attribute	Per Data File	Per Loan File
27	119009573202	Presence of Agreement to Provide Insurance	-	Document not found

55	119009550101	Presence of Agreement to Provide Insurance	-	Document not found

59	105014556801	Presence of Certificate of Title	-	Document not found

59	105014556801	Legal Owner or Lien Holder	-	Document not found

67	104018013801	Presence of Agreement to Provide Insurance	-	Document not found
147	103016253901	Presence of Credit Application	-	Document not found